PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost:
Property, Plant and Equipment, Gross	$ 1,719	$ 1,695
Accumulated depreciation	1,671	1,625
Depreciated cost	48	70
Computers Peripheral Equipment And Software [Member]
Cost:
Property, Plant and Equipment, Gross	1,429	1,407
Office Furniture And Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	199	197
Leasehold Improvements [Member]
Cost:
Property, Plant and Equipment, Gross	$ 91	$ 91